Average Annual Total Returns{- Fidelity® MSCI Communication Services Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Communication Services Index ETF	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Communication Services Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Communication Services Index ETF-Default After Taxes on Distributions and Sales Since Inception		MC024 Past 1 year	MC024 Past 5 years	MC024 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	28.25%	14.48%	11.59%	[1]	27.97%	13.52%	10.72%	[1]	16.83%	11.24%	9.06%	[1]	28.41%	14.63%	11.67%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013